Tax - Tax charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax:
Charge for the year	£ (1,092)	£ (1,018)	£ (1,126)
Over provision in respect of prior years	125	227	186
Total current tax	(967)	(791)	(940)
Deferred tax:
(Charge)/credit for the year	(280)	108	246
Increase/(reduction) in the carrying value of deferred tax assets	7	(30)	(317)
Under provision in respect of prior years	(35)	(111)	(155)
Actual tax charge	£ (1,275)	£ (824)	£ (1,166)